As filed with the Securities and Exchange Commission on April 13, 2006

File Nos. 333-37115

811-08399

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Post-Effective Amendment No. 26	☒

and

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 28	☒

PIMCO Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(949) 720-4700

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Ernest L. Schmider Pacific Investment Management Company 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On April 28, 2006 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 26 to the Registration Statement of PIMCO Variable Insurance Trust (the “Trust” or the “Registrant”) incorporates by reference the Prospectuses and Statement of Additional Information that are contained in the Trust’s Post Effective Amendment No. 24, which was filed with the Securities and Exchange Commission on February 14, 2006. This Post-Effective Amendment is filed to extend the effective date of the Post-Effective Amendment No. 24 to April 28, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 13th of April, 2006.

PIMCO VARIABLE INSURANCE TRUST

By:
Ernest L. Schmider***
President

*By	/s/ Robert W. Helm
Robert W. Helm, as attorney-in-fact

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date

Brent R. Harris*	Trustee	April 13, 2006

E. Philip Cannon*	Trustee	April 13, 2006

Vern O. Curtis*	Trustee	April 13, 2006

J. Michael Hagan*	Trustee	April 13, 2006

William J. Popejoy*	Trustee	April 13, 2006

R. Wesley Burns*	Trustee	April 13, 2006

John P. Hardaway**	Treasurer (Principal Financial and Accounting Officer)	April 13, 2006

* By:	/s/ Robert W. Helm
Robert W. Helm
as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 7 to Registration Statement File No. 333-37115 on January 31, 2001.

**	Pursuant to a power of attorney filed with the initial Registration Statement on October 3, 1997.

***	Pursuant to a power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement filed on June 16, 2005.